Debt Obligations Debt Obligations (Schedule Of Debt Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other Long-term Debt	$ 228	$ 51
Debt Instrument, Unamortized Discount (Premium), Net	301
Long-term Debt	23,199	22,053
Current maturities of long-term debt	637	613
LONG-TERM DEBT, less current maturities	22,562	21,440
Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	(7)	(34)
Long-term Debt	2,801	3,826
Current maturities of long-term debt	0	4
LONG-TERM DEBT, less current maturities	2,801	3,840
Parent Company [Member] | ETE 7.5% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	(1,187)	(1,800)
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	(450)	0
Parent Company [Member] | ETE Senior Secured Term Loan due March 26, 2017 [Member]
Debt Instrument [Line Items]
Secured Debt	0	2,000
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2018 [Member]
Debt Instrument [Line Items]
Secured Debt	171	0
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument [Line Items]
Secured Debt	1,000	0
Parent Company [Member] | ETE Senior Secured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding borrowings	0	60
ETP [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	(34)	(14)
Long-term Debt	11,213	9,073
ETP [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	(277)	0
ETP [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes	(267)	0
ETP [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	546	0
ETP [Member] | 6.0% Senior Notes, due July 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	0	(350)
ETP [Member] | 8.5% Senior Notes, due April 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	(292)	(292)
ETP [Member] | 5.95% Senior Notes, due February 1, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	(750)	(750)
ETP [Member] | 6.125% Senior Notes, due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	(400)
ETP [Member] | 6.7% Senior Notes, due July 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	(600)	(600)
ETP [Member] | 9.7% Senior Notes, due March 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	(400)
ETP [Member] | 9.0% Senior Notes due April 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	(450)	(450)
ETP [Member] | 4.15% Senior Notes due October 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	(700)	0
ETP [Member] | Senior Notes 4.65% Due June 1, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	(800)	(800)
ETP [Member] | Senior Notes 5.20% Due February 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	(1,000)	(1,000)
ETP [Member] | 3.6% Senior Notes due February 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	(800)	0
ETP [Member] | 4.9% Senior Notes due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	(350)	0
ETP [Member] | 7.5% Senior Notes, due July 1, 2038 [Member]
Debt Instrument [Line Items]
Senior Notes	(550)	(550)
ETP [Member] | Senior Notes 6.05% Due June 1, 2041 [Member]
Debt Instrument [Line Items]
Senior Notes	(700)	(700)
ETP [Member] | Senior Notes 6.50% Due February 1, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes	(1,000)	(1,000)
ETP [Member] | 5.15% Senior Notes due February 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes	(450)	0
ETP [Member] | 5.95% Senior Notes due October 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes	(450)	0
ETP [Member] | 6.625% Senior Notes, due October 15, 2036 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	(400)
ETP [Member] | ETP Revolving Credit Facility, due October 27, 2016 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	65	1,395
Regency [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	0	3
Long-term Debt	3,310	2,157
Regency [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings	510	192
Regency [Member] | 9.375% Senior Notes due June 1, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	0	(162)
Regency [Member] | 6.875% Senior Notes, due December 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	(600)	(600)
Regency [Member] | 5.75% Senior Notes due September 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	0
Regency [Member] | 6.5% Senior Notes, due July 15, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	(500)	(500)
Regency [Member] | 5.5% Senior Notes, due April 15, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	(700)	(700)
Regency [Member] | 4.5% Senior Notes due November 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	(600)	0
Southern Union [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	48	49
Long-term Debt	217	1,519
Southern Union [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	(82)	(360)
Southern Union [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes	(33)	(300)
Southern Union [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	54	600
Southern Union [Member] | Southern Union Revolving Credit Facility, due May 20, 2016 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	0	210
Sunoco [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	70	104
Long-term Debt	1,035	1,069
Sunoco [Member] | 4.875% Senior Notes, due 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	(250)	(250)
Sunoco [Member] | 9.625% Senior Notes, due 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	(250)	(250)
Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	(400)
Sunoco [Member] | 9.00% Debentures, due 2024 [Member]
Debt Instrument [Line Items]
Subordinated Debt	65	65
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Outstanding borrowings		119
Debt Instrument, Unamortized Discount (Premium), Net	118	143
Long-term Debt	2,503	1,732
Sunoco Logistics [Member] | 8.75% Senior Notes, due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	(175)	(175)
Sunoco Logistics [Member] | 6.125% Senior Notes, due May 15, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	(175)	(175)
Sunoco Logistics [Member] | 5.50% Senior Notes, due February 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	(250)	(250)
Sunoco Logistics [Member] | Senior Note 4.65% Due February 15, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	(300)	(300)
Sunoco Logistics [Member] | 3.45% Senior Notes due January 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	(350)	0
Sunoco Logistics [Member] | 6.85% Senior Notes, due February 15, 2040 [Member]
Debt Instrument [Line Items]
Senior Notes	250	250
Sunoco Logistics [Member] | Senior Note 6.10%, due February 15, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes	(300)	(300)
Sunoco Logistics [Member] | 4.95% Senior Notes due January 2043 [Member]
Debt Instrument [Line Items]
Senior Notes	(350)	0
Sunoco Logistics [Member] | Sunoco Logistics $200 million Revolving Credit Facility, due August 21, 2014 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	0	26
Sunoco Logistics [Member] | Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	35	20
Sunoco Logistics [Member] | Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	0	93
Sunoco Logistics [Member] | Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	200	0
Transwestern [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	(1)	(1)
Long-term Debt	869	869
Transwestern [Member] | 5.39% Senior Unsecured Notes, due November 17, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	(88)	(88)
Transwestern [Member] | 5.54% Senior Unsecured Notes, due November 17, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	(125)	(125)
Transwestern [Member] | 5.64% Senior Unsecured Notes, due May 24, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	(82)	(82)
Transwestern [Member] | 5.36% Senior Unsecured Notes, due December 9, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	(175)	(175)
Transwestern [Member] | 5.89% Senior Unsecured Notes, due May 24, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	(150)	(150)
Transwestern [Member] | 5.66% Senior Unsecured Notes, due December 9, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	(175)	(175)
Transwestern [Member] | 6.16% Senior Unsecured Notes, due May 24, 2037 [Member]
Debt Instrument [Line Items]
Senior Notes	(75)	(75)
Panhandle [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	107	136
Long-term Debt	1,023	1,757
Panhandle [Member] | 6.05% Senior Notes, due August 15, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	0	(250)
Panhandle [Member] | 6.20% Senior Notes, due November 1, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	(300)	(300)
Panhandle [Member] | 7.00% Senior Notes, due June 15, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	(400)	(400)
Panhandle [Member] | 8.125% Senior Notes, due June 1, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	(150)	(150)
Panhandle [Member] | 7.00% Senior Notes, due July 15, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes	(66)	(66)
Panhandle [Member] | Term Loan due February 23, 2015 [Member]
Debt Instrument [Line Items]
Subordinated Debt	$ 0	$ 455